6. EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Equipment

	September 30, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$70,429	$55,247	$15,182	$81,314	$60,877	$20,437
Computer equipment	323,977	267,019	56,958	363,823	290,361	73,462
Field equipment	187,982	134,903	53,079	217,036	141,797	75,239
Buildings	42,235	36,078	6,157	48,762	40,334	8,428

	$624,623	$493,247	$131,376	$710,935	$533,369	$177,566